RELATED PARTY BALANCE AND TRANSACTIONS - Schedule of Balance with Related Parties (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Related Party Transactions [Abstract]
Accrued expenses	$ 38	$ 52